Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0001348362
Registrant Name	LEXARIA BIOSCIENCE CORP.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Lexaria Bioscience Corp.